Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Beginning balance	$ 23,009	$ 21,762
Depreciation expense	1,106	1,175
Conversion effects	(587)	72
Ending balance	23,528	23,009
Buildings [member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Beginning balance	1,250	1,213
Depreciation expense	46	46
Conversion effects	(10)	(9)
Ending balance	1,286	1,250
Machinery and Equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Beginning balance	21,591	20,382
Depreciation expense	1,058	1,127
Conversion effects	(575)	82
Ending balance	22,074	21,591
Transportation equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Beginning balance	86	86
Depreciation expense	2	2
Conversion effects	(2)	(2)
Ending balance	86	86
Furniture, mixtures and computer equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Beginning balance	82	81
Depreciation expense	0	0
Conversion effects	0	1
Ending balance	$ 82	$ 82